Note 4 - Stockholders' Equity - Summary for Stock Option Activity (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Options Outstanding (in shares)	81,633	94,704	94,704
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 215.60	$ 395.20	$ 395.20
Weighted- average remaining contractual life (Year)	6 years 146 days		5 years 36 days	4 years 255 days
Aggregate intrinsic value	$ 19,040			$ 108,000
Options Granted (in shares)	40,000	0	24,432
Options Granted, Weighted Average Exercise Price (in dollars per share)	$ 8.60		$ 22.60
Options Forfeited/Expired (in shares)			(37,503)
Options Forfeited/Expired, Weighted Average Exercise Price (in dollars per share)			$ 543.80
Options Outstanding (in shares)	121,633		81,633	94,704
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 147.40		$ 215.60	$ 395.20
Options Exercisable (in shares)	89,789		58,306
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 195.60		$ 291.80
Options Exercisable, Weighted Average Remaining Contractual Life (Year)	5 years 109 days		4 years 146 days